UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	4/30/2016

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace & Defense — 1.6%
Boeing Co. (The)	261	$35,183
General Dynamics Corp.	24,334	3,419,413

		3,454,596

Banks — 3.5%
Bank of America Corp.	125,087	1,821,267
JPMorgan Chase & Co.	45,183	2,855,565
Wells Fargo & Co.	58,047	2,901,189

		7,578,021

Beverages — 1.4%
Coca-Cola Co. (The)	68,767	3,080,762

Biotechnology — 1.5%
Celgene Corp.*	10,858	1,122,826
Gilead Sciences, Inc.	24,598	2,169,789

		3,292,615

Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)	87,202	3,509,008
BlackRock, Inc.	5,441	1,938,792
Morgan Stanley	173,310	4,689,769

		10,137,569

Chemicals — 1.6%
Dow Chemical Co. (The)	62,972	3,312,957

Consumer Finance — 1.6%
American Express Co.	52,493	3,434,617

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	22,396	3,258,170
Intercontinental Exchange, Inc.	5,584	1,340,328

		4,598,498

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	82,468	3,201,408
Level 3 Communications, Inc.*	12,849	671,489
Verizon Communications, Inc.	21,760	1,108,454

		4,981,351

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	6,779	544,625

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	4,750	703,618
Kroger Co. (The)	101,393	3,588,298
Walgreens Boots Alliance, Inc.	2,969	235,382

		4,527,298

Food Products — 2.3%
General Mills, Inc.	2,621	160,772
Kraft Heinz Co. (The)	40,723	3,179,245
Tyson Foods, Inc. (Class A Stock)	24,626	1,620,883

		4,960,900

Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	45,023	1,751,394

Baxter International, Inc.(a)	77,246	3,415,818
C.R. Bard, Inc.	11,788	2,501,060
Stryker Corp.(a)	7,974	869,246

		8,537,518

Health Care Providers & Services — 3.6%
Aetna, Inc.	18,279	2,052,183
Anthem, Inc.	22,703	3,195,901
Cardinal Health, Inc.	20,090	1,576,261
Cigna Corp.	3,038	420,885
UnitedHealth Group, Inc.	3,639	479,184

		7,724,414

Hotels, Restaurants & Leisure — 2.6%
Marriott International, Inc. (Class A Stock)(a)	4,149	290,804
McDonald’s Corp.	33,333	4,216,291
Starbucks Corp.	17,996	1,011,915

		5,519,010

Independent Power & Renewable Electricity Producers — 2.0%
Calpine Corp.*	208,980	3,297,705
TerraForm Power, Inc. (Class A Stock)(a)	84,280	900,110

		4,197,815

Industrial Conglomerates — 1.9%
General Electric Co.	134,381	4,132,216

Insurance — 2.4%
Aon PLC	13,784	1,448,974
Markel Corp.*	2,523	2,268,454
Marsh & McLennan Cos., Inc.	23,071	1,456,934

		5,174,362

Internet & Catalog Retail — 6.5%
Amazon.com, Inc.*	13,163	8,682,183
Expedia, Inc.	5,707	660,700
JD.com, Inc. (China), ADR*(a)	26,105	667,244
Netflix, Inc.*	19,769	1,779,803
Priceline Group, Inc. (The)*	1,664	2,235,850

		14,025,780

Internet Software & Services — 11.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	25,005	1,923,884
Alphabet, Inc. (Class A Stock)*	14,450	10,228,866
eBay, Inc.*	96,230	2,350,899
Facebook, Inc. (Class A Stock)*	67,653	7,954,640
Tencent Holdings Ltd. (China), ADR	157,566	3,198,590

		25,656,879

IT Services — 5.1%
International Business Machines Corp.	1,396	203,732
MasterCard, Inc. (Class A Stock)	39,020	3,784,550
Visa, Inc. (Class A Stock)(a)	90,657	7,002,347

		10,990,629

Machinery — 2.7%
Cummins, Inc.	29,244	3,422,425
Deere & Co.	20,320	1,709,115
Stanley Black & Decker, Inc.	6,050	677,116

		5,808,656

Media — 1.7%
Comcast Corp. (Class A Stock)	8,638	524,845
Walt Disney Co. (The)	30,808	3,181,234

		3,706,079

Multiline Retail — 1.4%
Target Corp.	38,912	3,093,504

Multi-Utilities — 1.4%
Dominion Resources, Inc.	42,716	3,052,913

Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	21,410	2,187,674
Concho Resources, Inc.*	9,455	1,098,388
Exxon Mobil Corp.	50,463	4,460,929
HollyFrontier Corp.	73,947	2,632,513
Marathon Petroleum Corp.	31,164	1,217,889
Tesoro Corp.	35,171	2,802,777

		14,400,170

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	42,024	3,033,292
Johnson & Johnson	29,493	3,305,575
Novo Nordisk A/S (Denmark), ADR(a)	34,769	1,939,763
Shire PLC (Ireland), ADR(a)	19,144	3,587,969

		11,866,599

Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp.	10,419	905,202
Public Storage	1,196	292,793

		1,197,995

Road & Rail — 0.4%
CSX Corp.	30,355	827,781

Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	99,241	3,005,017

Software — 3.6%
Adobe Systems, Inc.*	16,929	1,595,050
Microsoft Corp.	88,365	4,406,763
Red Hat, Inc.*	3,146	230,822
salesforce.com, inc.*	19,430	1,472,794

		7,705,429

Specialty Retail — 2.4%
Home Depot, Inc. (The)	3,616	484,146
Industria de Diseno Textil SA (Spain), ADR	175,038	2,809,360
O’Reilly Automotive, Inc.*	4,459	1,171,290
TJX Cos., Inc. (The)	9,055	686,550

		5,151,346

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	60,446	5,666,208

Textiles, Apparel & Luxury Goods — 3.2%
Luxottica Group SpA (Italy), ADR	19,985	1,093,779
NIKE, Inc. (Class B Stock)	95,158	5,608,612

Under Armour, Inc. (Class A Stock)*(a)	2,555	112,267
Under Armour, Inc. (Class C Stock)*	2,555	104,244

		6,918,902

Tobacco — 1.1%
Altria Group, Inc.	36,773	2,306,035

TOTAL LONG-TERM INVESTMENTS (cost $179,341,712)		214,569,066

SHORT-TERM INVESTMENT — 9.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $19,978,451; includes $19,106,369 of cash collateral for securities on loan)(b)(c)	19,978,451	19,978,451

TOTAL INVESTMENTS — 109.0% (cost $199,320,163)(d)		234,547,517
Liabilities in excess of other assets — (9.0)%		(19,411,283)

NET ASSETS — 100.0%		$215,136,234

The following abbreviations are used in the quarterly schedule of portfolios report.

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,671,589; cash collateral of $19,106,369 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$199,724,959

Appreciation	38,967,675
Depreciation	(4,145,117)

Net Unrealized Appreciation	$34,822,558

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,454,596	$—	$—
Banks	7,578,021	—	—
Beverages	3,080,762	—	—
Biotechnology	3,292,615	—	—
Capital Markets	10,137,569	—	—
Chemicals	3,312,957	—	—
Consumer Finance	3,434,617	—	—
Diversified Financial Services	4,598,498	—	—
Diversified Telecommunication Services	4,981,351	—	—
Energy Equipment & Services	544,625	—	—
Food & Staples Retailing	4,527,298	—	—
Food Products	4,960,900	—	—
Health Care Equipment & Supplies	8,537,518	—	—
Health Care Providers & Services	7,724,414	—	—
Hotels, Restaurants & Leisure	5,519,010	—	—
Independent Power & Renewable Electricity Producers	4,197,815	—	—
Industrial Conglomerates	4,132,216	—	—
Insurance	5,174,362	—	—
Internet & Catalog Retail	14,025,780	—	—
Internet Software & Services	25,656,879	—	—
IT Services	10,990,629	—	—
Machinery	5,808,656	—	—
Media	3,706,079	—	—
Multiline Retail	3,093,504	—	—
Multi-Utilities	3,052,913	—	—
Oil, Gas & Consumable Fuels	14,400,170	—	—
Pharmaceuticals	11,866,599	—	—
Real Estate Investment Trusts (REITs)	1,197,995	—	—
Road & Rail	827,781	—	—
Semiconductors & Semiconductor Equipment	3,005,017	—	—
Software	7,705,429	—	—
Specialty Retail	5,151,346	—	—
Technology Hardware, Storage & Peripherals	5,666,208	—	—
Textiles, Apparel & Luxury Goods	6,918,902	—	—
Tobacco	2,306,035	—	—
Affiliated Mutual Fund	19,978,451	—	—

Total	$234,547,517	$—	$—

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of April 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace & Defense — 5.3%
Boeing Co. (The)	537	$72,387
Honeywell International, Inc.	1,707	195,059
Lockheed Martin Corp.	1,050	243,999

		511,445

Banks — 6.8%
Bank of America Corp.	6,567	95,616
Citigroup, Inc.	2,715	125,650
JPMorgan Chase & Co.	3,087	195,098
PNC Financial Services Group, Inc. (The)	1,055	92,608
Wells Fargo & Co.	3,068	153,339

		662,311

Beverages — 4.7%
Coca-Cola Co. (The)	2,196	98,381
Constellation Brands, Inc. (Class A Stock)	1,353	211,149
PepsiCo, Inc.	1,408	144,968

		454,498

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	796	130,632
TD Ameritrade Holding Corp.	3,047	90,892

		221,524

Communications Equipment — 3.5%
Cisco Systems, Inc.	12,216	335,818

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	4,893	189,946

Electric Utilities — 1.8%
PG&E Corp.	3,069	178,616

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	641	94,951

Food Products — 1.9%
J.M. Smucker Co. (The)	1,469	186,534

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	2,539	98,767

Hotels, Restaurants & Leisure — 4.6%
Carnival Corp.	1,573	77,156
McDonald’s Corp.	2,906	367,580

		444,736

Household Products — 1.8%
Procter & Gamble Co. (The)	2,156	172,739

Industrial Conglomerates — 1.9%
General Electric Co.	6,120	188,190

Insurance — 1.5%
American International Group, Inc.	1,398	78,037
MetLife, Inc.	1,422	64,132

		142,169

IT Services — 4.3%
MasterCard, Inc. (Class A Stock)	1,872	181,565
Visa, Inc. (Class A Stock)	2,224	171,782
Xerox Corp.	6,915	66,384

		419,731

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	1,408	203,104

Media — 2.5%
Comcast Corp. (Class A Stock)	2,530	153,723
Time Warner, Inc.	1,222	91,821

		245,544

Multi-Utilities — 2.5%
NiSource, Inc.	2,108	47,872
Sempra Energy	1,891	195,435

		243,307

Multiline Retail — 1.1%
Dollar General Corp.	1,276	104,517

Oil, Gas & Consumable Fuels — 12.0%
Chevron Corp.	1,480	151,226
Exxon Mobil Corp.	2,467	218,083
Hess Corp.	1,701	101,414
Occidental Petroleum Corp.	2,813	215,616
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	4,315	228,220
Suncor Energy, Inc. (Canada)	5,153	151,344
TransCanada Corp. (Canada) (TSX)	1,935	80,349
TransCanada Corp. (Canada) Sub Receipt	518	20,840

		1,167,092

Pharmaceuticals — 6.5%
Bristol-Myers Squibb Co.	4,494	324,377
Eli Lilly & Co.	1,094	82,630
Pfizer, Inc.	6,785	221,937

		628,944

Real Estate Investment Trusts (REITs) — 5.3%
AvalonBay Communities, Inc.	902	159,465
Crown Castle International Corp.	1,058	91,919
CyrusOne, Inc.	5,895	260,146

		511,530

Road & Rail — 2.0%
Ryder System, Inc.	1,381	95,179
Union Pacific Corp.	1,179	102,844

		198,023

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	2,447	137,815
Texas Instruments, Inc.	2,456	140,090

		277,905

Software — 3.4%
Intuit, Inc.	669	67,495
Microsoft Corp.	5,246	261,618

		329,113

Specialty Retail — 4.1%
Home Depot, Inc. (The)	1,190	159,329
Lowe’s Cos., Inc.	1,932	146,871
Ross Stores, Inc.	1,708	96,980

		403,180

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	845	79,210

Textiles, Apparel & Luxury Goods — 2.4%
Coach, Inc.	5,844	235,338

Tobacco — 4.5%
Altria Group, Inc.	1,567	98,266
Philip Morris International, Inc.	3,433	336,846

		435,112

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC (United Kingdom), ADR	2,435	79,722

TOTAL LONG-TERM INVESTMENTS (cost $8,741,664)		9,443,616

SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $350,504)(a)	350,504	350,504

TOTAL INVESTMENTS — 100.9% (cost $9,092,168)(b)		9,794,120
Liabilities in excess of other assets — (0.9)%		(87,133)

NET ASSETS — 100.0%		$9,706,987

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter
TSX	Toronto Stock Exchange

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$9,093,064

Appreciation	850,366
Depreciation	(149,310)

Net Unrealized Appreciation	$701,056

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$511,445	$—	$—
Banks	662,311	—	—
Beverages	454,498	—	—
Capital Markets	221,524	—	—
Communications Equipment	335,818	—	—
Diversified Telecommunication Services	189,946	—	—
Electric Utilities	178,616	—	—
Food & Staples Retailing	94,951	—	—
Food Products	186,534	—	—
Health Care Equipment & Supplies	98,767	—	—
Hotels, Restaurants & Leisure	444,736	—	—
Household Products	172,739	—	—
Industrial Conglomerates	188,190	—	—
Insurance	142,169	—	—
IT Services	419,731	—	—
Life Sciences Tools & Services	203,104	—	—
Media	245,544	—	—
Multi-Utilities	243,307	—	—
Multiline Retail	104,517	—	—
Oil, Gas & Consumable Fuels	1,167,092	—	—
Pharmaceuticals	628,944	—	—
Real Estate Investment Trusts (REITs)	511,530	—	—
Road & Rail	198,023	—	—
Semiconductors & Semiconductor Equipment	277,905	—	—
Software	329,113	—	—
Specialty Retail	403,180	—	—
Technology Hardware, Storage & Peripherals	79,210	—	—
Textiles, Apparel & Luxury Goods	235,338	—	—
Tobacco	435,112	—	—
Wireless Telecommunication Services	79,722	—	—
Affiliated Mutual Fund	350,504	—	—

Total	$9,794,120	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 16, 2016

* Print the name and title of each signing officer under his or her signature.